Warrant Derivative - Summary of Assumptions Used in the Black Scholes Option Pricing Model for Warrants (Details)			12 Months Ended
	Dec. 31, 2019 year $ / shares	Aug. 16, 2019 year $ / shares	Dec. 31, 2019 year $ / shares	Dec. 31, 2018 year	Dec. 31, 2017 year
Disclosure of fair value measurement of liabilities [line items]
Risk-free interest rate			1.62%	2.02%	1.18%
Expected hold period to exercise | year			3.0	3.0	3.0
Volatility in the price of the Company's shares			97.90%	81.15%	90.73%
Warrants
Disclosure of fair value measurement of liabilities [line items]
Fair value per warrant (usd per share) | $ / shares	$ 3.89	$ 0.27	$ 3.89
Underlying share price (usd per share) | $ / shares	$ 4.76	$ 0.54
Risk-free interest rate		1.42%	1.59%
Expected hold period to exercise | year	1	4
Volatility in the price of the Company's shares	90.00%	82.00%
Dividend yield	0.00%	0.00%